Accruals and Other Current Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Accruals and Other Current Liabilities
Salaries and benefits payable		¥ 187,972	¥ 129,657
Payables for purchase of property, plant and equipment		118,181	403,761
Payables for acquisition of Chongqing Zhizao (Note 5)		79,552	115,000
Accrued warranty		55,138	1,477
Tax payable		50,088	3,331
Payables for research and development expenses		35,032	94,222
Advance from customers		9,285	30,740
Deposits from vendors		9,120	18,150
Payables for issuance cost			20,929
Other payables		103,091	49,992
Total	$ 99,227	¥ 647,459	¥ 867,259